Net Income (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net Income (Loss) Per Common Share
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per common share for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Net loss	$(9,933,406)	$(2,577,964)
Basic and diluted weighted average common shares	28,889,604	13,877,636
Basic and diluted net loss per common share	$(0.35)	$(0.19)

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022 and 2021:

	2022	2021
Net loss	$(6,168,931)	$(7,923,607)
Basic weighted average common shares	14,676,369	10,675,765
Diluted weighted average common shares	14,676,369	10,675,765
Basic net loss per common share	$(0.42)	$(0.74)

Schedule of Anti-Dilutive Shares Excluded From EPS

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	Three Months Ended
	March 31,
	2023	2022
Outstanding Warrants	1,500,000	—
Restricted stock units	5,169,238	626,268
Total	6,669,238	626,268

	Year Ended
	December 31,
	2022	2021
Outstanding Warrants	1,500,000	—
Restricted stock units, including market based RSUs	1,451,448	626,268
Total	2,951,448	626,268